Securities Act File No.  333-25499
	Investment Company Act File No.811-5928

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
/X/

 (Check appropriate box or boxes)

/X/ Pre-Effective Amendment No. 1

SMITH BARNEY DISCIPLINED SMALL CAP FUND, INC.


(Exact Name of Registrant as Specified in Charter)

388 Greenwich Street
New York, New York
10013




Address of Principal Executive Offices
	(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 816-6474

Christina T.  Sydor
Smith Barney Mutual Funds Management Inc.
388 Greenwich Street
22nd Floor
New York, New York 10013


(Name and Address of Agent for Service)

Rule 24f-2(a)(1) Declaration:

Registrant is registering an indefinite number of shares of capital stock by this Registration Statement pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

Registrant amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant files a further amendment that specifically states that this Registration Statement will thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement becomes effective on such date as the Commission, acting pursuant to Section 8(a) of the Securities Act of 1933, as amended, may determine.







Part A
Item No.


Prospectus Heading

1. Cover Page

Cover Page

2. Synopsis

Fee Table

3. Condensed Financial
Information


Not Applicable

4. General Description
of Registrant


Cover Page; Investment Objectives
and Policies; Yield Information;
Additional Information

5. Management of the
Fund

Fee Table; Management of the Fund;
Distributor

6. Capital Stock and
Other Securities


Dividends, Automatic Reinvestment
and Taxes; Additional Information

7. Purchase of
Securities Being
Offered


Purchase of Shares; Valuation of
Shares

8. Redemption or
Repurchase


Redemption of Shares

9. Pending Legal
Proceedings


Not Applicable




Part B
Item No.


Additional Information

10. Cover Page

Cover Page

11. Table of Contents

Table of Contents

12. General Information
and History

Management Agreement, Plan of
Distribution and Other Services;
See Prospectus  Cover Page, and
Additional Information

13. Investment Objectives
and Policies

Investment Objectives

14. Management of the
Fund

Management Agreement, Plan of
Distribution and Other Services;
See Prospectus Management of the
Fund

15. Control Persons and
Principal Holders of
Securities


Management Agreement, Plan of
Distribution and Other Services;
See Prospectus Management of the
Fund

16. Investment Advisory
and Other Services


Management Agreement Plan of
Distribution and Other Services;
Custodian, Transfer Agent and
Dividend Disbursing Agent; See
Prospectus Management of the
Fund and Distributor;
Additional Information"

17. Brokerage Allocation
and Other Practices


Investment Objectives; Management
Agreement, Plan Of Distribution
and Other Services.


18. Capital Stock and
Other Securities

See Prospectus Purchase of
Shares, Redemption of Shares,
Dividends, Automatic Reinvestment
and Taxes

19. Purchase, Redemption
and Pricing of
Securities Being
Offered



Determination of Net Asset Value.
See Prospectus  Purchase of
Shares, Redemption of Shares,
Valuation of Shares

20. Tax Status

See Prospectus Dividends,
Automatic Reinvestment and Taxes"

21. Underwriters

See Prospectus  Purchase of
Shares

22. Calculation of
Performance Data


Yield Information; See Prospectus
 Yield Information

23. Financial Statements

Not Applicable




PART A
PROSPECTUS

                                   PROSPECTUS

                                              SMITH BARNEY
                                               Disciplined
                                               Small Cap
                                               Fund, Inc.
                                               JUNE 23, 1997
                                               Prospectus begins on page one

[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day.

-------------------------------------------------------------------
Prospectus                                           June 23, 1997
--------------------------------------------------------------------
     Smith Barney Disciplined
     Small Cap Fund, Inc.
     388 Greenwich Street
     New York, New York 10013
     1-800-451-2010


     Smith Barney Disciplined Small Cap Fund, Inc. (formerly The Inefficient-Market Fund, Inc.) (the "Fund") is an open-end diversified management investment company that seeks long term capital appreciation by investing primarily in the common stocks of companies with relatively small market capitalizations. In order to provide consistent relative performance, the
Fund will hold a portfolio that is comparable to the Russell 2500
 Stock Index, a
broad based index of the smaller cap segment of the U.S.
stock market in terms
of overall risk, economic sector weightings and market capitalization. By linking its investment strategy to the Russell 2500 Stock Index, the Fund will
provide diversified exposure to the universe of stocks that
 comprise the lowest
25% of market capitalization of publicly traded companies in the U.S. with
market values greater than $100 million. The adviser to the Fund will select
stocks based on a disciplined quantitative screening process that seeks a combination of attractive relative value and earnings growth.


     This Prospectus sets forth concisely certain information about the Fund including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference.

     Additional information about the Fund is contained in a Statement of Additional Information dated June 23, 1997, as amended or supplemented from time
to time, that is available upon request and without charge by calling or writing
the Fund at the telephone number or address set forth above or by contacting a
Smith Barney Financial Consultant. The Statement of Additional
 Information
("SAI") has been filed with the Securities and Exchange Commission
 (the "SEC")
and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

TRAVELERS INVESTMENT MANAGEMENT COMPANY
Investment Adviser

SMITH BARNEY MUTUAL FUNDS MANAGEMENT INC.
Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS
THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED
UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A
CRIMINAL OFFENSE.

 ---------------------------------------------------


Table of Contents-
Prospectus Summary                                                3
---------------------------------------------------
Financial Highlights                                               9
-----------------------------------------------
Investment Objective and Management Policies                       10
------------------------------------------------------------
Valuation of Shares                                                13
---------------------------------------------------------------
Dividends, Distributions and Taxes                                 14
---------------------------------------------------------------
Purchase of Shares                                                 15
---------------------------------------------------------------
Exchange Privilege                                                 24
----------------------------------------------------------------
Redemption of Shares                                               28
---------------------------------------------------------------
Minimum Account Size                                               30
---------------------------------------------------------------
Performance                                                        30
-------------------------------------------------------------
Management of the Fund                                             31
------------------------------------------------------------
Distributor                                                        32
--------------------------------------------------------------
Additional Information                                             33
----------------------------------------------------------------

==============================================================
==
     No person has been authorized to give any information or to make any representation in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities
offered hereby in any jurisdiction to any person to whom it is unlawful to make
such offer or solicitation in such jurisdiction.
========================================================================
========

Prospectus Summary


     The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information. Cross references in this summary are to headings in the
 Prospectus.
See "Table of Contents."


     INVESTMENT OBJECTIVE The Fund is an open-end, management investment company that seeks long term capital appreciation by investing primarily in the common stocks of companies with relatively small market capitalizations.
 In order to provide consistent relative performance, the Fund will hold a portfolio that is comparable to the Russell 2500 Stock Index, aa broad based index of the smaller cap segment of the U. S. stock market in terms of overall risk, economic sector weightings and market capitalization. By linking its investment strategy to the
Russell 2500 Stock Index, the Fund will provide diversified exposure to the universe of stocks that comprise the lowest 25% of market capitalization of publicly traded companies in the U.S. with market values greater than $100 million. The adviser to the Fund will select stocks based on a disciplined quantitative screening process that seeks a combination of attractive relative value and earnings growth. See "Investment Objective and Management Policies."


     ALTERNATIVE PURCHASE ARRANGEMENTS The Fund offers several classes of shares
("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three Classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $5,000,000. See "Purchase of Shares" and "Redemption of Shares."


     Class A Shares. Upon the conversion of the Fund to open-end status, the Fund's outstanding shares were designated Class A shares. No sales charge was due as a result of the conversion. However, if such shares are redeemed prior to
January 1, 1998, they will be subject to a 2% redemption fee payable to the Fund. Class A shares are sold at net asset value plus an initial sales charge of up to 5.00% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12
months of purchase. See "Prospectus Summary -- Reduced or No Initial Sales Charge."


     Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 5.00% of redemption proceeds, declining by 1.00%
 each year after
the date of purchase to zero. This CDSC may be waived for certain redemptions. Class B shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class. The Class B

---------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------
shares' distribution fee may cause that Class to have higher expenses and pay
lower dividends than Class A shares.

     Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions ("Class B Dividend Shares") will be converted at that time. See "Purchase of Shares -- Deferred Sales Change Alternatives."

     Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class C shares, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months
of purchase. The CDSC may be waived for certain redemptions.
The Class C shares'
distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Fund shares, which when combined with current holdings of Class C shares of the Fund equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales
charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

     Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $5,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

     In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

     Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regular
investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an alternative,
 Class
B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case.

     Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter CDSC period than
 Class B
shares, they do not have a conversion feature, and therefore, are subject to an
ongoing distribution fee. Thus, Class B shares may be more attractive than Class
C shares to investors with longer term investment outlooks.

--------------------------------------------------------------
Prospectus Summary (continued)
---------------------------------------------------------------

     Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share purchases of $500,000 or more, will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within
12 months of purchase. The $500,000 investment may be met by adding the purchase to the net asset value of all Class A shares offered with a sales charge held in
funds sponsored by Smith Barney listed under "Exchange Privilege." Class A share
purchases also may be eligible for a reduced initial sales charge.
 See "Purchase
of Shares." Because the ongoing expenses of Class A shares may be lower than those for Class B and Class C shares, purchasers eligible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.

     Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares. Investors should understand that the purpose of the CDSC on the Class B and Class C shares is the same as that of the
initial sales charge on the Class A shares.

     See "Purchase of Shares" and "Management of the Fund" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Exchange Privilege" for other differences between the Classes of shares.

     SMITH BARNEY 401(k) AND EXECCHOICE(TM) PROGRAMS Investors may be eligible to participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under
Section 401(a) of the Internal Revenue Code of 1986, as amended
(the "Code"), as
well as other types of participant directed, tax-qualified employee benefit plans. Investors may also be eligible to participate in the Smith Barney ExecChoice(TM) Program. Class A and Class C shares are available without sales charge as investment alternatives under both of these programs.
See "Purchase of
Shares -- Smith Barney 401(k) and ExecChoice(TM) Programs."

     PURCHASE OF SHARES Shares may be purchased through a brokerage account maintained by Smith Barney. Shares may also be purchased through a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional investors, may purchase shares directly from the Fund through the Fund's transfer agent, First Data Investor Services Group, Inc. ("First Data"). See "Purchase of Shares."

     INVESTMENT MINIMUMS Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a Self-Employed
Retirement Plan. Investors in Class Y shares may open an account for an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for

-------------------------------------------------------------
Prospectus Summary (continued)
-------------------------------------------------------

all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes of shares is $25. The minimum investment requirements for purchases of Fund shares through the Systematic
 Investment Plan
are described below. See "Purchase of Shares."

     SYSTEMATIC INVESTMENT PLAN The Fund offers shareholders a Systematic Investment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares. The minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes for shareholders purchasing shares through the Systematic Investment Plan on a monthly basis is $25 and on a
quarterly basis is $50. See "Purchase of Shares."

     REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock
Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and "Redemption of Shares."

     MANAGEMENT OF THE FUND The Travelers Investment Management Company (the "Manager") serves as the Fund's investment adviser. The Manager provides advisory and management services to certain investment companies affiliated with
Smith Barney. The Manager is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Travelers Group
 Inc.
("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. See "Management of the Fund."

     Smith Barney Mutual Funds Management Inc. ("SBMFM") serves as the Fund's administrator. SBMFM is a wholly owned subsidiary of Holdings which is a wholly owned subsidiary of Travelers. SBMFM provides investment advisory and administration services to investment companies affiliated with Smith Barney. See "Management of the Fund".

     EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same Class of certain other funds of the Smith Barney Mutual Funds at the respective net asset values next determined. See "Exchange Privilege."

     VALUATION OF SHARES Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also available from a Smith Barney Financial Consultant. See "Valuation of Shares."

     DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid annually. See "Dividends, Distributions and Taxes."

     REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an

-----------------------------------------------------------
Prospectus Summary (continued)
-----------------------------------------------------------

investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and distribution reinvestments will become eligible for conversion to Class A shares
on a pro rata basis. See "Dividends, Distributions and Taxes."

     RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the Fund's investment objective will be achieved. The value of the Fund's investments, and thus the net asset value of the Fund's shares, will fluctuate in response to changes in market and economic conditions, as well as the financial condition and prospects of issuers in which the Fund invests. See "Investment Objective and Management Policies."

     THE FUND'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and the Fund's estimated operating expenses for the fiscal year ending December 31, 1997:

                                      Class A  Class B  Class C  Class Y
--------------------------------------------------------------------------
Shareholder Transaction Expenses
   Maximum sales charge imposed on purchases
   (as a percentage of offering price) ......5.00%    None     None     None

   Maximum Redemption Fee or CDSC (as a percentage
     of original cost or redemption proceeds, whichever
     is lower) ..............................5.00%+*  5.00%    1.00%    None


Annual Portfolio Operating Expenses
(as a percentage of average net assets)
   Management fees ......................... 0.75%    0.75%    0.75%    0.75%
   12b-1 fees** ............................ 0.25     1.00     1.00     --
   Other expenses*** ....................... 0.26     0.26     0.26     0.26
Total Portfolio Operating Expenses ......... 1.26%    2.01%    2.01%    1.01%
-------------------------------------------------------------------


     + Shareholders at the time of conversion to open-end status will receive Class A shares and will be required to pay a 2% redemption fee upon redemption of those Class A shares from the date the Securities and Exchange Commission declares the Fund's conversion to be effective through the end of 1997.


     *Purchases of Class A shares of $500,000 or more will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

     **Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion
feature and, therefore, are subject to an ongoing distribution fee.
 As a result,
long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.


     ***Estimated through the end of the Fund's first fiscal year as an open-end investment company on an annualized basis.




     Class A shares of the Fund purchased through the Smith Barney AssetOneSM Program will be subject to an annual asset-based fee, payable quarterly, in lieu
of the initial sales charge. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Program. For more information, please call your Smith Barney Financial Consultant.

-----------------------------------------------------------------
Prospectus Summary (continued)
------------------------------------------------------------------

     The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B, Class C and certain Class A shares, the length of time the shares are held and whether the shares are held through the Smith Barney 401(k) or ExecChoice(TM) Programs. See "Purchase of Shares" and "Redemption of
 Shares."
Smith Barney receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of Class A shares. Smith Barney also receives with respect to Class B and Class C shares an annual 12b-1 fee of 1.00% of the value of average daily net assets of the respective Classes, consisting of a 0.75% distribution fee and a 0.25% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

Example

     The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly.
The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Fund."




                                         1 Year  3 Years  5 Years  10 Years*


An investor would pay the foll. expenses on a $1,000
an investment, assuming(1)5.00% annual return and
  (2) redemption at the end of each time period:
      Class A................................. $62      $88     $116     $195
      Class B...............................    70       93      118      215
      Class C...............................    30       63      108      234
      Class Y...............................    10       32       56      124

An investor would pay the following expenses on
  the same investment, assuming the same
  annual return and no redemption:
      Class A................................   $62      $88     $116     $195
      Class B................................    20       63      108      215
      Class C................................    20       63      108      234
      Class Y................................    10       32       56      124
-----------------------------------------------

* Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

     The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

------------------------------------------------------------------
Financial Highlights
------------------------------------------------------------------

     The following information since inception until December 31, 1996 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's annual report dated December 31, 1996.
The figures set out
below pertain to the closed-end predecessor to the Fund. Closed-end funds are not subject to the same legal requirements as open-end funds, especially with respect to liquidity requirements. The total returns noted for each year may have been different if the Fund had been an open-end from inception. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. Financial information is not presented for Class B, Class Cand Class Y shares since no shares of those classes were publicly issued as of the date of this Prospectus.

For a Class A share of capital stock outstanding throughout each period:



            1996     1995     1994      1993     1992     1991      1990(a)
========================================================================
=============================
Net Asset  $ 12.15   $11.78   $12.50   $ 11.49   $10.34   $ 9.32   $11.12
 value
Beg.of Year
--------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
Net invest
income 0.05     0.11     0.05      0.01     0.05     0.13      0.37
Net realized
 and unrealized
gain (loss)     2.14     2.31    (0.63)     1.01     1.15     1.82     (1.80)
---------------------------------------------------------------------------
Total Income (Loss)
 From Operations  2.19     2.42    (0.58)     1.02     1.20     1.95    (1.43)
Less Distributions From:
Net invest. income  (0.04) (0.11)  (0.05)    (0.01)   (0.05)   (0.14)   (0.37)
 Net realized gains(1)(2.00)(1.94) (0.09)     --       --      (0.79)     --
-----------------------------------------------------------------
Total Distributions   (2.04) (2.05) (0.14)    (0.01)   (0.05) (0.93)    (0.37)
----------------------------------------------------------------
Net Asset Value, End
of Year              $12.30   $12.15  $11.78  $12.50   $11.49   $10.34  $9.32
------------------------------------------------------------------
Total Return,
Based on Market Value 39.57%  24.18%   (8.46)%  6.44%   11.86%  17.21% (27.27%


--------------------------------------------------------------
Total Return,
Based on Net
Asset Value 20.56%   18.90% (4.36)%  8.90% 11.71%   22.69% (12.66)%++
----------------------------------------------------------------
Net Assets,End of Year
(in millns)      $53   $53   $52   $55   $50   $   45   $    41
----------------------------------------------------------------
Ratios to Average Net Assets:
Expenses     1.21%    1.22%  1.22%  1.24%  1.36%    1.28% 1.32%+
Net invest income 0.43   0.84   0.43   0.08     0.45     1.26      3.90+
---------------------------------------------------------------
Portfolio Turnover
Rate          151%     177%     45%     87%     46%      47%  27%

---------------------------------------------------------
Market Price,
 End of Year  $11.500  $9.813   $9.500  $10.500  $9.875  $8.875   $8.375
-------------------------------------------------
Average commissions
per share paid on
equity transactions(2) $0.05   $0.05     --        --       --       --        --
========================================================================
======================================

(1) Includes short-term realized gains distributions which are considered ordinary income for Federal income tax purposes.
(2) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
(a) For the period from January 23, 1990 (commencement of operations)to December 31, 1990.
+    Annualized.
++   Total return is not annualized as it may not be representative of the totalreturn for that period.

-------------------------------------------------------
Investment Objective and Management Policies
-----------------------------------------------------------


     Smith Barney Disciplined Small Cap Fund, Inc. (the "Fund") is an open-end diversified management investment company that seeks long term capital appreciation by investing primarily (at least 65% of its total assets) in the common stocks of U.S. companies with relatively small market capitalizations at the time of investment. Companies with relatively small market capitalization are defined as those which fall in the lowest 20% of market capitalization of publicly traded companies in the U.S. with market values above $100 million.
 The
adviser to the Fund will select stocks based on a disciplined quantitative screening process that seeks a combination of attractive relative value and earnings growth.

     In order to provide consistent relative performance, the Fund will hold a portfolio that is comparable to the Russell 2500 Stock Index in terms of overall
risk, economic sector weightings, and market capitalization.
The Russell 2500 is
a broad based index of the smaller cap segment of the U.S. stock market. By linking its investment strategy to the Russell 2500 Stock Index, the Fund will provide diversified exposure to the universe of stocks that comprise the lowest 25% of market capitalization of publicly traded companies in the U.S. with market values of greater than $100 million. However, the Fund is not an index fund and is not limited to investing in the stocks that comprise the Russell 2500 Stock Index. Over time, the Fund is expected to exhibit performance volatility that is similar to that of the Russell 2500 Stock Index. Of course, there can be no assurance that the Fund's total return, before or after expenses, will match or exceed that of the Russell 2500 Stock Index.

     The Fund will employ an active investment strategy that focuses primarily on individual stock selection. In selecting individual holdings for the Fund's portfolio, the investment adviser will apply a number of computerized investment
models to identify stocks that have a high probability of outperforming their respective industry/sector peer groups within the Russell 2500. These investment models incorporate a diverse set of valuation, earnings and relative price variables to produce a comprehensive appraisal profile on every stock in the universe of securities described above. Stocks that are determined to be attractive based on a combination of quantitative and fundamental criteria will be overweighted relative to the benchmark index. In general, the discipline will
favor stocks that demonstrate an improving trend of earnings and also appear attractive based on measures of fundamental value. While these securities have the potential to outperform the securities represented in the Russell 2500, they
may in fact be more volatile or have a lower return than the benchmark index. Although equity securities have historically demonstrated long-term growth in value, their prices fluctuate based on changes in a company's financial condition and general economic conditions. This is especially true in the case of smaller companies.

     Under normal circumstances the Fund will seek to maintain full exposure to the stock market. In order to provide normal liquidity the Fund may invest in certain short-term money market instruments and may establish a position in

----------------------------------------------------------------------
Investment Objective and Management Policies (continued)
----------------------------------------------------------------------

exchange-traded stock index futures contracts for the purpose of gaining short-term equity exposure.

     Further information about the Fund's investment policies, including a list of those restrictions on its investment activities that cannot be changed without shareholder approval, appears in the SAI.

     INVESTMENT POLICIES AND STRATEGIES

     Short-Term Investments. The short-term money market instruments in which the Fund may invest include: U.S. government securities, certificates of deposit, time deposits, and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions, high-grade commercial paper, and repurchase agreements with respect to such instruments.


     Repurchase Agreements. The Fund may enter into repurchase agreements with banks which are the issuers of instruments acceptable for purchase by the Fund and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby
determining the yield during the Fund's holding period. This arrangement results
in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period.

     Stock Index Futures Contracts. The Fund will use exchange-related stock index futures contracts as a hedge to protect against changes in stock prices. A
stock index futures contract is a contractual obligation to buy or sell a specified index of stocks at a future date for a fixed price. Stock index futures may also be used to hedge cash inflows to gain market exposure until the
cash is invested in specific common stocks. The Fund will not purchase or sell futures contracts for which the aggregate initial margin exceeds five percent (5%) of the fair market value of assets, after taking into account unrealized profits and losses an any such contracts which it is entered into. When a futures contract is purchased, the Fund will set aside, in an identifiable manner, an amount of cash and cash equivalents equal to the total market value of the futures contract, less the amount of the initial margin.

     All stock index futures will be traded on exchanges that are licenced and regulated by the Commodity Futures Trading Commission ("CFTC"). To ensure that its futures transactions meet CFTC standards, the Fund will enter into futures contracts for hedging purposes only. The Fund expects that risk management transactions involving futures contracts will not impact more than twenty percent (20%) of its assets at any one time.


     Real Estate Investment Trust Securities. The Fund may invest in Real
 Estate
Investment Trusts ("REITs"). REITs are pooled investment vehicles that invest

---------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
-------------------------------------------------------------------------

primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from its investments to repay financing costs and the ability of the REIT's manager. REITs are also subject to risks generally associated with investments in real estate.

     Lending of Portfolio Securities. From time to time, the Fund may lend its portfolio securities to brokers, dealers and other financial organizations. These loans may not exceed 331 1/43% of the Fund's total assets taken at value. Loans of portfolio securities by the Fund will be collateralized by cash, letters of credit or obligations of the United States government or it s agencies and instrumentalities ("U.S. government securities") which are maintained at all
times in an amount equal to at least 100% of the current market value of the loaned securities. By lending its portfolio securities, the Fund will seek to generate income by continuing to receive interest on loaned securities, by investing the cash collateral in short-term instruments or by obtaining yield in
the form of interest paid by the borrower when U.S. government securities are used as collateral. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional
collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

     Leveraging. The Fund may from time to time leverage its investments by purchasing securities with borrowed money. The Fund may borrow money only from banks and in an amount not to exceed 331 1/43% of the total value of its assets less its liabilities. Borrowed money creates an opportunity for greater capital gain but at the same time increases exposure to capital risk, as any gain in the
value of securities purchased with borrowed money that exceeds the interest paid
on the amount borrowed would cause the Fund's net asset value to increase more rapidly than otherwise, while any decline in the value of securities purchased would cause the Fund's net asset value to decrease more rapidly than otherwise.

     Restricted Securities. Restricted securities are those that may not be sold publicly without first being registered under the Securities Act of 1933, as amended. For that reason, the Fund may not be able to dispose of restricted securities at a time when, or at a price at which, it desires to do so and may have to bear expenses associated with registering the securities. At any one time, the Fund's aggregate holdings of restricted securities, repurchase agreements having a duration of more than five business days, and securities lacking readily available market quotations will not exceed 15% of the Fund's total assets.

     Certain Risk Considerations. There can be no assurance that the Fund's investment objective will be achieved. The Fund is expected to remain fully invested in common stocks to the extent practicable, and is therefore subject to
the general risk of the stock market. The Fund will invest in stocks of smaller companies that may individually exhibit more price volatility than the broad market averages. Moreover,

------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
----------------------------------------------------------------------


the Fund will invest in stocks of growth-oriented companies that tend to reinvest earnings rather than pay dividends. As a result, dividend income is not
expected to be a significant component of the Fund's total return.
 The Fund will
make investments in stocks that may at times have limited market liquidity and whose purchase or sale would result in above average transaction costs. Another factor which would increase the fundamental risk of investing in smaller companies is the lack of publicly available information due to their relatively short operating record as public companies. The Fund is suitable for investors who have a long term investment horizon and wish to broaden their common stock investments through an actively managed fund that specializes in stocks with smaller market capitalizations. The Fund may not be appropriate for all investors.


     Portfolio Transactions. Portfolio securities transactions on behalf of the Fund are placed by the Manager with a number of brokers and dealers, including Smith Barney. Smith Barney has advised the Fund that in transactions with the Fund, Smith Barney charges a commission rate at least as favorable as the rate Smith Barney charges its comparable unaffiliated customers in similar transactions.


     The Fund intends generally to purchase securities for long-term capital appreciation. The Fund's annual portfolio turnover rate is not expected to exceed 150%. The Fund's portfolio turnover rate will vary from year to year. Short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income. In addition, higher portfolio turnover rates may result in corresponding increases in brokerage commissions. The Manager considers these effects when evaluating the anticipated benefits of short-term investing.

--------------------------------------------------------------------
Valuation of Shares
--------------------------------------------------------------------

     The Fund's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of
shares of the Class outstanding.

     Generally, the Fund's investments are valued at market value, or in the absence of market value with respect to any securities, at fair value as determined by or under the direction of the Fund's Board of Directors. Short-term investments that mature in 60 days or less are valued at amortized cost whenever the Directors determine that amortized cost reflects fair value of
those investments.

---------------------------------------------------------------------
Dividends, Distributions and Taxes
--------------------------------------------------------------------


     DIVIDENDS AND DISTRIBUTIONS


     The Fund declares and pays income dividends at least annually on shares of the Fund and makes annual distributions of capital gains, if any, on such shares.

     If a shareholder does not otherwise instruct, dividends and capital gain distributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no sales charge or CDSC.

     Income dividends and capital gain distributions that are invested are credited to shareholders' accounts in additional shares at the net asset value as of the close of business on the payment date. A shareholder may change the option at any time by notifying his or her Smith Barney Financial Consultant. Accounts held directly by First Data should notify First Data in writing at least five business days prior to the payment date to permit the change to be entered in the shareholder's account.

     The per share dividends on Class B and Class C shares of the Fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class C shares. The per share dividends on Class A shares of the Fund may be lower than the per share dividends on Class Y shares principally as a result of the service
fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class C and Class Y shares.

     TAXES

     The Fund has qualified and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 as amended to be relieved of Federal income tax on that part of its net investment income and realized capital gains which it pays out to its shareholders. To continue to qualify, the Fund must meet certain tests, including distributing at
least 90% of its investment company taxable income, and deriving less than 30% of its gross income from the sale or other disposition of certain investments held for less than three months.

     Dividends from net investment income and distributions of realized short-term capital gains on the sale of securities, whether paid in cash or automatically invested in additional shares of the Fund, are taxable to shareholders as ordinary income. A portion of the Fund's dividends from investment income may qualify for the dividends deduction for corporations. Dividends and distributions declared by the Fund may also be subject to state and local taxes. Distributions out of net long-term capital gains (i.e., net long-term capital gains in excess of net short-term capital losses) are taxable to shareholders as long-term capital gains. Information as to the tax status of dividends paid or deemed paid in each calendar year will be mailed to shareholders as early in the succeeding year as practical but not later than January 31.

     In determining gain or loss, a shareholder who redeems or exchanges shares in the Fund within 90 days of the acquisition of such shares will not be entitled to include in tax basis the sales charges incurred in acquiring such shares to the extent of any

-------------------------------------------------------------------------
Dividends, Distributions and Taxes (continued)
-------------------------------------------------------------------------

subsequent reduction in sales charges for investing in the Fund, such as pursuant to the rights discussed in "Exchange Privilege."

     The Fund is required to withhold and remit to the U.S. Treasury 31% of dividends, distributions and redemption proceeds to shareholders who fail to provide a correct taxpayer identification number (the Social Security number in the case of an individual) or to make the required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding and who are not otherwise exempt. The 31% withholding tax is not an additional tax, but is creditable against a shareholder's federal income tax liability.

     Prior to investing in shares of the Fund, investors should consult with their tax advisors concerning the federal, state and local tax consequences of such an investment.

-------------------------------------------------------------------------
Purchase of Shares
------------------------------------------------------------------------

     GENERAL

     The Fund offers four Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions. Fund shareholders at the time of conversion to open-end status receive Class A shares without an initial sales charge. Class Y shares are sold without an initial sales charge or CDSC and are available only to investors investing a minimum of $5,000,000 (except for purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount). See "Prospectus Summary -- Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.

     Purchases of Fund shares must be made through a brokerage account maintained with Smith Barney, an Introducing Broker or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional investors, may purchase shares directly from the Fund through First Data. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class C or Class Y shares. Smith Barney and other broker/dealers may charge their customers
an annual account maintenance fee in connection with a brokerage account through
which an investor purchases or holds shares. Accounts held directly at First Data are not subject to a maintenance fee.

     Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account
, or $250 for an
IRA or a Self-Employed Retirement Plan, in the Fund. Investors in Class Y
 shares
may open an account by making an initial investment of $5,000,000. Subsequent investments of at

-----------------------------------------------------------------
Purchase of Shares (continued)
-----------------------------------------------------------------


least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes in the Fund is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements in Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, Directors or Trustees, of any of the
 Smith
Barney Mutual Funds, and their immediate family. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Fund's transfer agent, First Data. Share certificates are issued only upon a shareholder's written request to
 First Data.


     Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset value,
are priced according to the net asset value determined on that day (the "trade date"). Orders received by dealers or introducing brokers prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the
order is received by the Fund or Smith Barney prior to Smith Barney's close of business. For shares purchased through Smith Barney or Introducing Brokers purchasing through Smith Barney, payment for Fund shares is due on the third business day (the "settlement date") after the trade date. In all other cases, payment must be made with the purchase order.

     SYSTEMATIC INVESTMENT PLAN

     Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Smith Barney or First Data is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial institution indicated by the shareholder to provide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete
the transfer will be charged a fee of up to $25 by Smith Barney or First Data. The Systematic Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney Financial Consultant.

------------------------------------------------------------------------
Purchase of Shares (continued)
------------------------------------------------------------------------

     INITIAL SALES CHARGE ALTERNATIVE - CLASS A SHARES

     The sales charges applicable to purchases of Class A shares of the Fund are as follows:

                                                                   Dealers'
                              Sales Charge     Sales Charge       Reallowance
                                  % of            as % of           as % of
Amount of Investment         Offering Price   Amount Invested   Offering Price
----------------------------------------------------------------------------
   Less than  $ 25,000            5.00%            5.26%             4.50%
  $ 25,000 -    49,999            4.00             4.17              3.60
    50,000 -    99,999            3.50             3.63              3.15
   100,000 -   249,999            3.00             3.09              2.70
   250,000 -   499,999            2.00             2.04              1.80
   500,000 and over               *                *                 *
========================================================================
========

* Purchases of Class A shares of $500,000 or more, will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived. See "Deferred Sales Charge Alternatives" and "Waivers of CDSC."

     Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the
 Securities Act of
1933, as amended.

     The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

     INITIAL SALES CHARGE WAIVERS

     Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Travelers and its subsidiaries and any of the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company
with the Fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Smith Barney), on the condition the pur-

------------------------------------------------------------------------
Purchase of Shares (continued)
-----------------------------------------------------------------------

chase of Class A shares is made with the proceeds of the redemption of shares of
a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed
 Class
A shares in the Fund (or Class A shares of another fund of the Smith Barney Mutual Funds that are sold with a maximum 5.00% sales charge) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Travelers; (f) purchases of Class A shares by Section 403(b) or Section 401(a) or (k) accounts associated with Copeland Retirement Programs; (g) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Travelers or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (h) purchases by separate accounts used to fund certain unregistered variable annuity contracts; and (i) purchases by investors participating in a Smith Barney fee-based arrangement. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

     RIGHT OF ACCUMULATION

     Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregating
the dollar amount of the new purchase and the total net asset value of all
 Class
A shares of the Fund and of funds sponsored by Smith Barney which are offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

     GROUP PURCHASES

     Upon completion of certain automated systems, a reduced sales charge or purchase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by
each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative --Class A Shares," and will be based upon the aggregate sales of Class A shares of Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meeting certain require-

-----------------------------------------------------------
Purchase of Shares (continued)
------------------------------------------------------------------------

ments. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for payroll deductions, IRAs or investments pursuant to
retirement plans under Sections 401 or 408 of the Code. Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related
fiduciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount
of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a discount and (c) satisfies uniform criteria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for
group meetings between representatives of the Fund and the members, and must agree to include sales and other materials related to the Fund in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of Smith Barney.

     LETTER OF INTENT

     Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes purchases of all Class A shares of the Fund and other funds of the Smith Barney Mutual Funds offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge
applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Smith Barney Financial Consultant or First Data to obtain a Letter of Intent application.

     Class Y Shares. A Letter of Intent may also be used as a way for investors to

---------------------------------------------------------------------------
Purchase of Shares (continued)
-------------------------------------------------------------------------

meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $1,000,000 in Class Y shares of the Fund and agree to purchase a total of $5,000,000 of Class Y shares of the same Fund within six months from the date of the Letter. If a total investment of $5,000,000 is not made within the six-month period, all Class Y shares purchased
to date will be transferred to Class A shares, where they will be subject to all
fees (including a service fee of 0.25%) and expenses applicable to the Fund's Class A shares, which may include a CDSC of 1.00%. Please contact a
 Smith Barney
Financial Consultant or First Data for further information.

     DEFERRED SALES CHARGE ALTERNATIVES

     CDSC Shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a) Class B shares; (b) Class C shares; and (c) Class A shares that were purchased without an initial sales charge but subject to a CDSC.

     Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation
of Fund assets; (b) reinvestment of dividends or capital gain distributions;
 (c)
with respect to Class B shares, shares redeemed more than five years after their
purchase; or (d) with respect to Class C shares and Class A shares that are CDSC
Shares, shares redeemed more than 12 months after their purchase.

     Class C shares and Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(k) Program, as described below. See "Purchase of Shares --Smith Barney 401(k) and ExecChoice(TM) Programs."

--------------------------------------------------------------------------
Purchase of Shares (continued)
-------------------------------------------------------------------------

                Year Since Purchase
                 Payment Was Made                        CDSC
-------------------------------------------------------------------------
                  First                                  5.00%
                  Second                                 4.00
                  Third                                  3.00
                  Fourth                                 2.00
                  Fifth                                  1.00
                  Sixth and thereafter                   0.00
========================================================================
========

     Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such
proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder. See "Prospectus Summary -- Alternative Purchase
 Arrangements
-- Class B Shares Conversion Feature."

     In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions
and finally of other shares held by the shareholder for the longest period of time. The length of time that CDSC Shares acquired through an exchange have been
held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption.
 The
amount of any CDSC will be paid to Smith Barney.

     To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260
(105 shares at $12 per share). The CDSC would not be applied to the amount which
represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

     WAIVERS OF CDSC

     The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month

--------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------

of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash Withdrawal Plan") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within twelve months following the death or disability of the shareholder; (d) redemption of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

     CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

     SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS

   Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans participating ("Participating Plans") in these programs.

     The Fund offers to Participating Plans Class A and Class C shares as investment alternatives under the Smith Barney 401(k) and ExecChoice(TM) Programs. Class A and Class C shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class C shares acquired by other investors; however, they are not subject to any
initial sales charge or CDSC. Once a Participating Plan has made an initial investment in the Fund, all of its subsequent investments in the Fund must be in the same Class of shares, except as otherwise described below.

     Class A Shares. Class A shares of the Fund are offered without any sales charge or CDSC to any Participating Plan that purchases $1,000,000 or more of Class A shares of one or more funds of the Smith Barney Mutual Funds.

     Class C Shares. Class C shares of the Fund are offered without any sales charge or CDSC to any Participating Plan that purchases less than $1,000,000 of Class C shares of one or more funds of the Smith Barney Mutual Funds.

     401(k) and ExecChoice(TM) Plans Opened On or After June 21, 1996. If, at the end of the fifth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program, a Participating Plan's total Class C holdings in all non-money market
 Smith Barney

-------------------------------------------------------------------
Purchase of Shares (continued)
-------------------------------------------------------------------

Mutual Funds equal at least $1,000,000, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund. (For Participating Plans that were originally established through a Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened.) Such Participating Plans will
be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five-year exchange to Class A shares, a review of the Participating Plan's holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

     401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Participating Plan enrolled in the Smith Barney 401(k) Program, if its total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares
of the Fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

     Any Participating Plan in the Smith Barney 401(k) or ExecChoice(TM) Program, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to
exchange all of its Class C shares for Class A shares of the Fund regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) or ExecChoice(TM) Program. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class C shares of the Fund but instead may acquire Class A
shares of the Fund. Any Class C shares not converted will continue to be subject to the distribution fee.

  Participating Plans wishing to acquire shares of the Fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program must purchase such shares directly from the Transfer Agent. For further information regarding these Programs, investors should contact a Smith Barney Financial Consultant.

     Existing 401(k) Plans Investing in Class B Shares. Class B shares of the Fund are not available for purchase by Participating Plans opened on or after June 21, 1996, but may continue to be purchased by any Participating Plan in the
Smith Barney 401(k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a CDSC of 3.00% of redemption proceeds if the Participating Plan terminates within eight years of the date the

----------------------------------------------------------------------------
Purchase of Shares (continued)
----------------------------------------------------------------------------

Participating Plan first enrolled in the Smith Barney 401(k) Program.

     At the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program, the Participating Plan will be offered the opportunity to exchange all of its Class B shares for Class A shares
of the Fund. Such Participating Plan will be notified of the pending exchange in
writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date.
 Once the exchange has occurred, a
Participating Plan will not be eligible to acquire additional Class B shares of the Fund but instead may acquire Class A shares of the Fund. If the Participating Plan elects not to exchange all of its Class B shares at that time, each Class B share held by the Participating Plan will have the same conversion feature as Class B shares held by other investors. See "Purchase of Shares -- Deferred Sales Charge Alternatives."

     No CDSC is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the CDSC applies to the redemption by a Participating Plan depends on the number of years since the Participating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the CDSC to redemptions by other shareholders, which depends on
the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

  The CDSC will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a Participating Plan as a result of: (a)
the retirement of an employee in the Participating Plan; (b) the termination of employment of an employee in the Participating Plan; (c) the death or disability
of an employee in the Participating Plan; (d) the attainment of age 591 1/42 by an employee in the Participating Plan; (e) hardship of an employee in the Participating Plan to the extent permitted under Section 401(k) of the Code; or
(f) redemptions of shares in connection with a loan made by the Participating Plan to an employee.

-----------------------------------------------------------------------------
Exchange Privilege
-----------------------------------------------------------------------------

     Except for Fund shareholders at the time of conversion of the Fund to open-end status who will not be able to exchange their A shares for Class A shares of any other Fund in the Smith Barney family of mutual funds until January 1, 1998 and as otherwise noted below, shares of each Class may be exchanged for shares of the same Class in the following funds of the Smith Barney Mutual Funds, to the extent

----------------------------------------------------------------------------
Exchange Privilege (continued)
----------------------------------------------------------------------------

shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class C shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

FUND NAME
------------------------------------------------------------------------------
Growth Funds

      Smith Barney Aggressive Growth Fund Inc.
      Smith Barney Appreciation Fund Inc.
      Smith Barney Fundamental Value Fund Inc.
      Smith Barney Growth Opportunity Fund
      Smith Barney Managed Growth Fund
      Smith Barney Natural Resources Fund Inc.
      Smith Barney Special Equities Fund

Growth and Income Funds

      Concert Social Awareness Fund
      Smith Barney Convertible Fund
      Smith Barney Funds, Inc. -- Equity Income Portfolio
      Smith Barney Growth and Income Fund
      Smith Barney Premium Total Return Fund
      Smith Barney Utilities Fund

Taxable Fixed-Income Funds

   ** Smith Barney Adjustable Rate Government Income Fund
      Smith Barney Diversified Strategic Income Fund
  +++ Smith Barney Funds, Inc. -- Short-Term U.S. Treasury Securities Portfolio
      Smith Barney Funds, Inc. -- U.S. Government Securities Portfolio
      Smith Barney Government Securities Fund
      Smith Barney High Income Fund
      Smith Barney Investment Grade Bond Fund
      Smith Barney Managed Governments Fund Inc.

Tax-Exempt Funds

      Smith Barney Arizona Municipals Fund Inc.
      Smith Barney California Municipals Fund Inc.
    * Smith Barney Intermediate Maturity California Municipals Fund
    * Smith Barney Intermediate Maturity New York Municipals Fund
      Smith Barney Managed Municipals Fund Inc.
      Smith Barney Massachusetts Municipals Fund

----------------------------------------------------------------------------
Exchange Privilege (continued)
-----------------------------------------------------------------------------

      Smith Barney Muni Funds -- Florida Portfolio
      Smith Barney Muni Funds -- Georgia Portfolio
    * Smith Barney Muni Funds -- Limited Term Portfolio
      Smith Barney Muni Funds -- National Portfolio
      Smith Barney Muni Funds -- New York Portfolio
      Smith Barney Muni Funds -- Pennsylvania Portfolio
      Smith Barney New Jersey Municipals Fund Inc.
      Smith Barney Oregon Municipals Fund
      Smith Barney Tax-Exempt Income Fund

International Funds

      Smith Barney World Funds, Inc. -- Emerging Markets Portfolio
      Smith Barney World Funds, Inc. -- European Portfolio
      Smith Barney World Funds, Inc. -- Global Government Bond Portfolio Smith Barney World Funds, Inc. -- International Balanced Portfolio Smith Barney World Funds, Inc. -- International Equity Portfolio Smith Barney World Funds, Inc. -- Pacific Portfolio

Smith Barney Concert Allocation Series Inc.
      Smith Barney Concert Allocation Series Inc. -- Balanced Portfolio Smith Barney Concert Allocation Series Inc. -- Conservative Portfolio Smith Barney Concert Allocation Series Inc. -- Growth Portfolio
      Smith Barney Concert Allocation Series Inc. -- High Growth Portfolio Smith Barney Concert Allocation Series Inc. -- Income Portfolio

Money Market Funds

    + Smith Barney Exchange Reserve Fund
   ++ Smith Barney Money Funds, Inc. -- Cash Portfolio
   ++ Smith Barney Money Funds, Inc. -- Government Portfolio
  *** Smith Barney Money Funds, Inc. -- Retirement Portfolio
  +++ Smith Barney Municipal Money Market Fund, Inc.
  +++ Smith Barney Muni Funds -- California Money Market Portfolio +++ Smith Barney Muni Funds -- New York Money Market Portfolio

========================================================================
========
    * Available for exchange with Class A, Class C and Class Y shares of the
      Fund.
   ** Available for exchange with Class A and Class B shares of the Fund. In addition, shareholders who own Class C shares of the Fund through the Smith Barney 401(k) Program may exchange those shares for Class C shares of this fund.
  *** Available for exchange with Class A shares of the Fund.
    + Available for exchange with Class B and Class C shares of the Fund.
   ++ Available for exchange with Class A and Class Y shares of the Fund. In addition, participating plans opened prior to June 21, 1996 and investing in Class C shares may exchange Fund shares for Class C shares of this fund.
  +++ Available for exchange with Class A and Class Y shares of the Fund.

-----------------------------------------------------------------------------
Exchange Privilege (continued)
-----------------------------------------------------------------------------

     Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a CDSC higher
than that imposed by the Fund, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund
that have been exchanged.

     Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Fund that have been exchanged.

  Class A and Class Y Exchanges. Class A and Class Y shareholders of the Fund who wish to exchange all or a portion of their shares for shares of the respective Class in any of the funds identified above may do so without imposition of any charge.

     Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. The Manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, the Fund may, at
its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required
to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

     Certain shareholders may be able to exchange shares by telephone. See "Redemption of Shares -- Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be
made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

-----------------------------------------------------------------------------
Redemption of Shares
-----------------------------------------------------------------------------

     The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. If a shareholder holds shares in more than one Class, any request for redemption
must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the
1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

     Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant. Shares other than those held by Smith Barney as custodian may be redeemed through an investor's Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:


     Smith Barney Disciplined Small Cap Fund, Inc.
     Class A, B, C or Y (please specify)
     c/o First Data Investor Services Group, Inc.
     P.O. Box 5128
     Westborough, Massachusetts  01581-5128


     A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered.
If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power)
 and
must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $2,000 must be guaranteed by an eligible guarantor institution, such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $2,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record.

-------------------------------------------------------------------------
Redemption of Shares  (continued)
-----------------------------------------------------------------------------

Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until
 First
Data receives all required documents in proper form.

     AUTOMATIC CASH WITHDRAWAL PLAN

   The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed
2.00% per month of the value of the shareholder's shares subject to the CDSC.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant.

     TELEPHONE REDEMPTION AND EXCHANGE PROGRAM

     Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact
First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee, that will be provided by First Data upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in the Fund.)

     Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares, may be made by eligible shareholders by calling
 First Data
at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 5:00 p.m. (New York City time) on any day the NYSE is open. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value
next determined. Redemptions of shares (i) by retirement plans or (ii) for which
certificates have been issued are not permitted under this program.

 A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use

-----------------------------------------------------------------------------
Redemption of Shares  (continued)
-----------------------------------------------------------------------------

the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

     Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged.
Such exchange requests may
be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (New York City time) on any day on which the NYSE is open.

   Additional Information regarding Telephone Redemption and Exchange Program. Neither the Fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

----------------------------------------------------------------------------
Minimum Account Size
----------------------------------------------------------------------------

     The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the Fund account is less than $500. (If a shareholder has more than one account in this Fund, each account must satisfy the minimum account size.) The Fund, however, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

-----------------------------------------------------------------------------
Performance
-----------------------------------------------------------------------------

  From time to time the Fund may advertise the Portfolio's total return and average annual total return in advertisements. In addition, in other types of sales literature the Fund may include the Portfolio's current dividend return. These figures are computed separately for Class A, Class B, Class C and Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future

------------------------------------------------------------------------------
Performance (continued)
----------------------------------------------------------------------------

performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value.
 Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return for each Class by dividing the current dividend by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market conditions,
the composition of the investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

-----------------------------------------------------------------------------
Management of the Fund
-----------------------------------------------------------------------------

     BOARD OF DIRECTORS

     Overall responsibility for management and supervision of the Fund rests with the Fund's Board of Directors. The Directors approve all significant agreements between the Fund and the companies that furnish services to the Fund and the Fund, including agreements with the Fund's distributor, investment manager, custodian and transfer agent. The day-to-day operations of the
 Fund are
delegated to the Fund's investment adviser and administator. The Statement of Additional Information contains background information regarding each Director and executive officer of the Fund.

     MANAGER

     The Manager, located at One Tower Square, Hartford, CT 06183-2030 serves as the Fund's investment adviser and manages the day-to-day operations of the Fund pursuant to a management agreement entered into by the Manager and the Fund.
 The
Manager, a registered investment adviser since 1971, has been in the investment counseling business since 1967 and renders investment advice to a

------------------------------------------------------------------------------
Management of the Fund (continued)
------------------------------------------------------------------------------

number of institutional accounts as well as various registered investment companies and insurance company separate accounts that had total assets under management as of December 31, 1996 in excess of $1.3 billion. Subject to the supervision and direction of the Fund's Board of Directors, the Manager manages the Fund in accordance with the Fund's stated investment objective and policies,
makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio managers and securities analysts who provide research services to the Fund.

     Investment advisory fees are computed daily and paid monthly at the annual rate of 0.65% of the Fund's average daily net assets.

     PORTFOLIO MANAGEMENT


     The investment management team of the Fund's Manager is headed by Sandip Bhagat and Kent Kelley, president and chief executive officer, respectively, of the Manager. Messrs. Bhagat and Kelley are primarily responsible for the day-to-day operations of the Fund, including making all investment decisions.


     Management's discussion and analysis, and additional performance information regarding the Fund during the fiscal year ended December 31. 1996 were included in the Annual Report dated December 31, 1996.
 A copy of the Annual
Report may be obtained upon request and without charge from a Smith Barney Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

     ADMINISTRATOR

     SBMFM, located at 388 Greenwich Street, New York, New York 10013, serves as the Fund's administrator and oversees all aspects of the Fund's administration and operation. Administration fees are computed daily and paid monthly at the annual rate of 0.10% of the Fund's average daily net assets.

------------------------------------------------------------------------------
Distributor
------------------------------------------------------------------------------

     Smith Barney Inc. ("Smith Barney") distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under Rule 12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid a service fee with respect to Class A, Class B and Class C shares
of the Fund at the annual rate of 0.25% of the average daily net assets attributable to these Classes. Smith Barney is also paid a distribution fee with
respect to Class B and Class C shares at the annual rate of

------------------------------------------------------------------------------
Distributor (continued)
------------------------------------------------------------------------------

0.75% of the average daily net assets attributable to these Classes. Class B shares that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to a distribution fee. The fees are used by Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class B and Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney associated with the sale of Fund
shares, including lease, utility, communications and sales promotion expenses.

     The payments to Smith Barney Financial Consultants for selling shares of a Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class C shares, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

     Payments under the Plan are not tied exclusively to the distribution and shareholder services expenses actually incurred by Smith Barney and the payments
may exceed distribution expenses actually incurred. The Fund's Board of Directors will evaluate the appropriateness of the Plan and its payment terms on
a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and proceeds of the CDSC.

------------------------------------------------------------------------------
Additional Information
------------------------------------------------------------------------------

     The Fund, an open-end management investment company, was incorporated in Maryland on October 4, 1989 as a non-diversified, closed-end company and converted to open-end diversified status on June 20, 1997 pursuant to shareholder approval on April 18, 1997 and Securities and Exchange Commission Declaration of Effectiveness on June 20, 1997. The Fund has an authorized capital stock of 100,000,000 shares per class with a par value of $.001 per share. The Board of Directors has authorized the issuance of four classes of shares, and may authorize the issuance of additional classes of shares in the future. Class A, Class B, Class C and Class Y shares of the Fund represent interests in the assets of the Fund and have identical voting, dividend, liquidation and other rights on the same terms and conditions except that expenses related to the distribution of each Class of shares are borne solely by
each class and each Class of shares has exclusive voting rights with respect to provisions of the Fund's Rule 12b-1 distribution plan which pertains to a particular Class. As described under "Voting" in the Statement of Additional Information, the Fund ordinarily will not hold meetings of shareholders annually; however,

------------------------------------------------------------------------------
Additional Information (continued)
------------------------------------------------------------------------------

shareholders have the right to call a meeting upon a vote of 10% of the Fund's outstanding shares for the purpose of voting to remove directors, and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act. Shares do not have cumulative voting rights or preemptive rights and are fully paid, transferable and nonassessable when issued for payment as described in this Prospectus.

     The PNC Bank, N.A. located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, serves as custodian of the Fund's investments.

     First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent.

     The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to
their account should contact their Smith Barney Financial Consultant or the Fund's transfer agent.

                                                      Smith Barney

                                        A Member of TravelersGroup[LOGO]

                                                           Smith Barney
                                                           Disciplined
                                                           Small Cap
                                                           Fund, Inc.

                                                         388 Greenwich Street
                                                     New York, New York 10013

                                                               FD 0000 4/97


PART B
STATEMENT OF ADDDITIONAL INFORMATION

Smith Barney
DISCIPLINED SMALL CAP GROWTH FUND, INC.

388 Greenwich Street
New York, New York 10013
(800)-451-2010

Statement of Additional
Information

June 23,
1997


	This Statement of Additional Information expands upon and supplements the information contained in the current Prospectus of Smith Barney Disciplined Small Cap Growth Fund, Inc. (formerly The Inefficient-Market Fund, Inc. (the "Fund"), dated June 23, 1997, as amended or supplemented from time to time, and should be read in conjunction with the Fund's Prospectus. The Fund's Prospectus may be obtained from any Smith Barney Financial Consultant, or by writing or calling the Fund at the address or telephone number set forth above. This Statement of Additional Information, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety.

TABLE OF CONTENTS
For ease of reference, the same section headings are used in both the Prospectus and this Statement of Additional Information, except where shown below:
Management of the
Fund.......................................................................2
 .........
Administration of the
Fund.......................................................................3
 ...
Investment Objective and Management
Policies..............................................		 4
Purchase of
Shares.......................................................................9
 .
 .................
Redemption of
Shares........................................................................
9
 .............
Distributor................................................................10
 ......................................
Valuation of
Shares........................................................................
11
 ................
Exchange
Privilege.....................................................................
11
 ....................
Performance Data (See in the Prospectus
"Performance'')................................		 12
Taxes (See in the Prospectus "Dividends, Distributions and
Taxes'')................		 14
Additional
Information...............................................................15.
 ....................
Financial
Statements.................................................................15
 ......................

MANAGEMENT OF THE FUND
The executive officers of the Fund are employees of certain of the organizations that provide services to the Fund. These organizations are as follows:
Name		Service
Smith Barney Inc.
  ("Smith
Barney'')..................
 ...........................
 ...............	Distributor
Travelers Investment Management Company

("TIMCO')..................
 ...........................
 .......................
	Investment Adviser
Smith Barney Funds Management Inc.

 ...............
 ...........................
 ......................
	Administrator
PNC Bank, National Association ("PNC").......................
	Custodian
First Data Investor Services Group, Inc. ("First Data").....
	Transfer Agent

	These organizations and the functions they perform for the Fund are discussed in the Prospectus and in this Statement of Additional Information.



Directors and Executive Officers of the Fund
	The Directors and executive officers of the Fund, together with information as to their principal business occupations during the past five years, are shown below. Each Director who is an "interested person" of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk.
Jessica
Bibliowicz*

Executive Vice President of Smith Barney Inc., Chairman of the Board of Smith Barney Mutual Funds Management
(SBMFM"); President of forty two investment companies and Director of twelve investment companies associated with Smith Barney. Prior to January 1994, Director of
Sales and Marketing for Prudential Mutual Funds; 37.


Joseph H. Fleiss

Retired; Director of ten investment companies associated with Smith Barney. Formerly Senior Vice
President of Citibank, Manager of Citibank's Bond
Investment Portfolio and Money Desk, and a Director of
Citicorp Securities Co., Inc.; 79.


Donald R. Foley

Retired; Director of ten investment companies associated with Smith Barney. Formerly Vice President of Edwin Bird Wilson, Incorporated(advertising);74


Paul Hardin

Interim President of University of Alabama at
Birmingham; Professor of Law at the University of North
Carolina at Chapel Hill; Director of twelve investment companies associated with Smith Barney and a Director of The Summit Bancorporation. Formerly, Chancellor of the University of North Carolina at Chapel Hill; 65.


Francis P.
Martin

Practicing physician; Director of ten investment companies associated with Smith Barney; formerly
President of the Nassau Physicians' Fund, Inc.; 72


Heath B.
McLendon*


Managing Director of Smith Barney; Director of forty two investment companies associated with Smith Barney;
Chairman of the Board of Smith Barney Strategy Advisers
Inc.: and President of SBMFM and Director of TIMCO.
Prior to July 1993, Senior Executive Vice President of
Shearson Lehman Brothers Inc.; Vice Chairman of
Shearson Asset Management; 63


John P. Toolan

Retired; Director of ten investment companies associated with Smith Barney. Director of John Hancock
Funds.  Formerly Director and Chairman of the Smith
Barney Trust Company, Director of Smith Barney Inc. and the Manager. Prior to 1992, Senior Executive Vice
President, Director and Member of the Executive
Committee of Smith Barney; 66


Roderick C.
Rasmussen

Investment Counselor; Director of ten investment companies associated with Smith Barney. Formerly Vice
President of Dresdner and Company Inc. (investment counselors); 70


Bruce D.
Sargent*


Managing Director of Smith Barney, and Vice President and Director of SBMFM, Smith Barney Funds, Inc., and
Smith Barney World Funds, Inc.; 53


Christina T.
Sydor

Secretary.  Managing Director of Smith Barney; General
Counsel and Secretary of SBMFM and Secretary of the
other investment companies associated with Smith
Barney; 46.
 .

Lewis Daidone

Senior Vice President and Treasurer. Managing Director of Smith Barney; Director and Senior Vice President of
SBMFM; Senior Vice President and Treasurer of the other investment companies associated with Smith Barney; 38


Thomas M.
Reynolds
Controller and Assistant Secretary.  Director of Smith
Barney in the Asset Management Division and Controller of and Assistant Controller of certain other investment companies associated with Smith Barney.


	As of February 10, 1997, the Directors and Officers of the Fund owned in the aggregate less than 1% of the outstanding shares of the Fund. No officer, director or employee of Smith Barney or any parent or subsidiary receives any compensation from the Fund for serving as an officer or Director of the Fund. The Fund pays each Director who is not an officer, director or employee of Smith Barney or any of its affiliates a fee of $42,000 per annum plus $100 per meeting attended and reimburses them for travel and out-of-pocket expenses.
For the Fund's fiscal year ended December 31, 1996, such fees and expenses totaled $5,000.



For the fiscal year ended December 31, 1996, the Directors of the Fund were paid the following compensation:

Compensation Table




Name of Person

Aggregate
Compensat
ion
from Fund

Pension or
Retirement
Benefits Accrued
as part
of Fund Expenses
Total
Compensation
from Fund and
Fund Complex
Paid to
Directors
Number of
Funds for Which
Director Serves
Within Fund
Complex

Jessica
Bibliowicz*
$     0
$ 0
$         0
12

Joseph H.
Fleiss+
	828
0
58,500
10

Donald R.
Foley+
	828
0
58,300
10

Paul Hardin+
	956
0
76,850
12

Heath B.
McLendon*
	   0
0
        0
42

Francis P.
Martin
	856
0
58,300
10

Roderick C.
Rasmussen
	856
0
58,500
10

Bruce D.
Sargent*
	    0
0
         0
  3

John P.
Toolan+
	856
0
58,500
10

C. Richard
Youngdahl
	856
0
58,500
10

* Designates an interested director".
+ Pursuant to the Fund's deferred compensation plan, the indicated Directors have elected to defer the following payment of some or all of their compensation: Joseph H. Fleiss: $828, Donald P. Foley : $828, Paul Hardin:
$956 and  John P. Toolan:  $856.


Investment Adviser -TIMCO
	Travelers Investment Management Company (TIMCO") serves as investment adviser to the Fund pursuant to a written agreement (the "Advisory
Agreement"). The services provided by TIMCO under the Advisory Agreement are described in the Prospectus under "Management of the Fund." TIMCO bears all of its expenses of its employees and overhead in connection with its duties under the Advisory Agreement. TIMCO is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings"), which is in turn a wholly owned subsidiary of Travelers Group Inc. ("Travelers").
	As compensation for investment advisory services, the Fund pays TIMCO a fee computed daily and paid monthly at the annual rate of 0.65% of the value of the Fund's average daily net assets. For the 1996, 1995 and 1994 fiscal years, the Fund paid $416,000, $418,000 and $402,000, respectively, in investment advisory fees.
	Administrator - SBMFM serves as administrator to the Fund pursuant to a written agreement (the "Administration Agreement"). The services provided by SBMFM under the Administration Agreement are described in the Prospectus under "Management of the Fund." SBMFM pays the salary of any officer and employee who is employed by both it and the Fund and bears all expenses in connection with the performance of its services.
	As compensation for administration services rendered to the Fund, SBMFM receives a fee at the annual rate of 0.10% of the value of the Fund's average daily net assets. For the 1996, 1995 and 1994 fiscal period, the Fund paid
SBMFM $138,000 , $139,000 and $134,000 in administration fees.
	The Investment Advisory Agreement provides that except for the expenses specifically assumed by TIMCO, the Fund bears expenses incurred in its operation, including: fees of the directors not affiliated with the Adviser or its affiliates and board meeting expenses; fees of the Adviser and of Smith Barney Mutual Funds Management Inc. (or any successor) as the Administrator; interest charges; taxes; charges and expenses of the Funds legal counsel and independent accountants, and of the transfer agent, registrar and dividend disbursing agent of the Fund; expenses of issue, repurchase or redemption of Shares; expenses of printing and mailing stockholder reports, notices, proxy statements and reports to governmental offices; brokerage and other expenses connected with the execution, recording and settlement of portfolio security transactions; expenses connected with negotiating, effecting purchases or sales or registering privately issued portfolio securities; fees and expenses of the Funds custodians for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of fidelity bonding and other insurance premiums; expenses of stockholders meetings; filing fees and expenses related to the registration and qualification of the Funds shares and the Fund under Federal of State
Securities laws and maintaining such registrations and qualifications
(including the printing of the Funds registration statements and prospectuses); fees payable to the National Association of Securities Dealers, Inc. in connection with this offering; and its other business and operating expenses.
	TIMCO has agreed that if in any fiscal year the aggregate expenses of the
Fund (including fees paid pursuant to the Advisory and Agreements, but excluding interest, taxes, brokerage, fees paid pursuant to the Fund's services and distribution plan, and, with the prior written consent of the necessary state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Fund, TIMCO will, to the extent required by state law, reduce its management fee by such excess expense. Such a fee reduction, if any, will be reconciled on a monthly basis. The most restrictive state limitation applicable to the Fund would require
TIMCO to reduce its fees in any year that such excess expenses exceed 2.5% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1.5% of the remaining average net assets.
Counsel and Auditors
	Sullivan & Cromwell serves as counsel to the Fund. The Directors who are not "interested persons" of the Fund have selected Sullivan & Cromwell as their legal counsel.
	KPMG Peat Marwick LLP, 345 Park Avenue, New York, New York 10154, has been selected as the Funds independent auditor to examine and report on the Funds financial statements and highlights for the fiscal year ending December 31, 1997.
Investment Objective and Management Policies

	The Prospectus discusses the Fund's investment objective and the policies it employs to achieve its objective. The following discussion supplements the description of the Fund's investment objective and management policies in the Prospectus.

Leveraging
	The Fund may from time to time leverage its investments by purchasing securities with borrowed money. The Fund may borrow money only from banks and in an amount not to exceed 33 1/3% of the total value of its assets less its liabilities. The amount of the Fund's borrowings also may be limited by the availability and cost of credit and by restrictions imposed by the Federal Reserve Board.
	The Fund is required under the 1940 Act to maintain at all times an asset coverage of 300% of the amount of its borrowings. If, as a result of market fluctuations or for any other reason, the Fund's asset coverage drops below 300%, the Fund must reduce its outstanding bank debt within three business days so as to restore its asset coverage to the 300% level.

	Any gain in the value of securities purchased with borrowed money that exceeds the interest paid on the amount borrowed would cause the net asset value of the Fund's shares to increase more rapidly than otherwise would be the case. Conversely, any decline in the value of securities purchased would cause the net asset value of the Fund's shares to decrease more rapidly than otherwise would be the case. Borrowed money thus creates an opportunity for greater capital gain but at the same time increases exposure to capital risk. The net cost of any borrowed money would be an expense that otherwise would not be incurred, and this expense could restrict or eliminate the Fund's net investment income in any given period.

Lending of Portfolio Securities

	As stated in the Prospectus, the Fund has the ability to lend securities from its portfolio to brokers, dealers and other financial organizations. The Fund may not lend its portfolio securities to Smith Barney or its affiliates unless it has applied for and received specific authority from the SEC. Loans of portfolio securities by the Fund will be collateralized by cash, letters of credit or securities issued or guaranteed by the United States government, its agencies or instrumentalitys ("U.S. government securities") which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. From time to time, the Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with the Fund or with Smith Barney, and which is acting as a "finder."
	In lending its portfolio securities, the Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when government securities are used as collateral. Requirements of the SEC, which may be subject to future modifications, currently provide that the following conditions must be met whenever portfolio securities are loaned: (a) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as an amount equal to any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; however, if a material event adversely affecting the investment occurs, the Fund's Board of Directors must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.
Short Term Instruments
	As stated in the Prospectus, the Fund may invest in short term and money market instruments. Money market instruments in which the Fund may invest include: U.S. government securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. The following is a more detailed description of such money market instruments.
	Bank Obligations. Certificates of deposits ("CDs") are short-term, negotiable obligations of commercial banks. Time deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
	Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending upon the principal amount of CDs of each bank held by the
Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of governmental regulations, domestic branches of domestic banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.
	Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank. CDs issued by wholly owned Canadian subsidiaries of domestic banks are guaranteed as to repayment of principal and interest (but not as to sovereign risk) by the domestic parent bank.
	Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank.
	In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks or by domestic branches of foreign banks, TIMCO will carefully evaluate such investments on a case-by-case basis.

	Savings and loans associations whose CDs may be purchased by the Fund are supervised by the Office of Thrift Supervision and are insured by the Savings Association Insurance Fund which is administered by the FDIC and is backed by the full faith and credit of the United States government. As a result, such savings and loan associations are subject to regulation and examination.

Investment Restrictions

	The Fund has adopted the following restrictions and fundamental policies that cannot be changed without approval by the holders of a majority of the Fund's outstanding shares defined as the lesser of (a) more than 50% of the outstanding shares of the Fund or (b) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in porson or proxy.

	1.	Invest 25% or more of the value of its total assets in any one industry;

	2.	Borrow money (including borrowing through entering into reverse repurchase agreements) in excess of 31/3% of its total assets (including the amount of borrowed but excluding any liabilities and indebtedness constituting senior securities) except that the Fund may borrow up to an additional 5% of its total assets for temporary purposes; or pledge its assets other than to secure such borrowings or in connection with Hedging Transactions, short sales, when-issued and forward commitment transaction and similar investment strategies.

	3.	Issue any senior security if such issuance is specifically
prohibited by
the 1940 Act or the rules and regulations thereunder (for the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security);

	4.	Make loans, except the Fund may purchase debt obligations, may enter
into repurchase agreements and may lend its securities;

	5.	Underwrite the securities of other issuers, except to the extent that in
connection with the he disposition of portfolio securities the Fund may be deemed to be an underwriter;

	6.	Invest for the purpose of exercising control over management of any
company;

	7.	Purchase real estate or interests therein other than securities secured
by real estate, participation therein or real estate investment trusts and similar instruments;

	8.	Purchase or sell commodities or commodities contracts except for hedging
purposes; or

	9.	Make any short sale of securities except in conformity with
applicable
laws, rules and regulations and unless, giving effect to such sale, the market value of all securities sold short does not exceed 25% of the value of the Fund's total assets and the Fund's aggregate short sales of a particular class of an issuer's securities do not exceed 25% of the then outstanding securities of that class of the issuer's securities.

	10.	Purchase any security (other than U.S. obligations) such that (a)
more
than 25% of the Fund's total assets would be invested in securities of a single issuer or (b) as to 75% of the Fund's total assets (I) more than 5% of the Fund's total assets would then be invested in securities of a single issuer or (ii) the Fund would own more than 10% of the voting securities of a single issuer.

	Certain restrictions listed above permit the Fund without shareholder approval to engage in investment practices that the Fund does not currently pursue. The Fund has no present intention of altering its current investment practices as otherwise described in the Prospectus and this Statement of Additional Information and any future change in these practices would require Board approval. If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction. The Fund may make commitments more restrictive than the restrictions listed above so as to permit the sale of Fund shares in certain states. Should the Fund determine that any such commitment is no longer in the best interests of the Fund and its shareholders, it will revoke the commitment by terminating sales of its shares in the state involved.

Portfolio Turnover

	The Fund's investment policies may result in its experiencing a greater portfolio turnover rate than those of investment companies that seek to produce income or to maintain a balanced investment position. Although the Fund's portfolio turnover rate cannot be predicted and will vary from year to year, TIMCO expects that the Fund's annual portfolio turnover rate may exceed 100%, but will not exceed [150]%. A 100% portfolio turnover rate would occur, for instance, if all securities in the Fund's portfolio were replaced once during a period of one year. A high rate of portfolio turnover in any year will increase brokerage commissions paid and could result in high amounts of realized investment gain subject to the payment of taxes by shareholders. Any realized short-term investment gain will be taxed to shareholders as ordinary income. For the 1996, 1995 and 1994 fiscal years, the Fund's portfolio turnover rates were 151%, 177% and 45% respectively.



Portfolio Transactions and Brokerage

	Decisions to buy and sell securities for the Fund are made by TIMCO, subject to the overall supervision and review of the Fund's Board of Directors. Portfolio securities transactions for the Fund are effected by or under the supervision of TIMCO.

	Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price of those securities includes an undisclosed commission or mark-up. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. For the 1996, 1995 and 1994 fiscal years, the Fund paid $176,000, $155,000 and $190,000 respectively, in brokerage commissions.

	In executing portfolio transactions and selecting brokers or dealers, it is the Fund's policy to seek the best overall terms available. The Advisory Agreement between the Fund and TIMCO provides that, in assessing the best overall terms available for any transaction, TIMCO shall consider the factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Advisory Agreement authorizes TIMCO, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or other accounts over which TIMCO or an affiliate exercises investment discretion.
	The Fund's Board of Directors will periodically review the commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the services received will primarily benefit one or more other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts. TIMCO's fee under the Advisory Agreement is not reduced by reason of TIMCO's receiving such brokerage and research services.
	The Fund's Board of Directors has determined that any portfolio transaction for the Fund may be executed through Smith Barney if, in TIMCO's judgment, the use of Smith Barney is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, Smith Barney charges the Fund a commission rate consistent with that charged by Smith Barney to comparable unaffiliated customers in similar transactions.
In addition, under SEC rules, Smith Barney may directly execute such transactions for the Fund on the floor of any national securities exchange, provided (a) the Board of Directors has expressly authorized Smith Barney to effect such transactions and (b) Smith Barney annually advises the Fund of the aggregate compensation it earned on such transactions. Smith Barney will not participate in commissions from brokerage given by the Fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. For the 1996, 1995 and 1994 fiscal years, the Fund paid $7,375, $32,635 and $5,400, respectively, in brokerage commissions to Smith Barney. For the 1996 fiscal year, Smith Barney received 4.2% of the brokerage commissions paid by the Fund and effected 29% of the total dollar amount of transactions for the Fund involving the payment of brokerage commissions.
	Even though investment decisions for the Fund are made independently from those of the other accounts managed by TIMCO, investments of the kind made by the Fund also may be made by those other accounts. When the Fund and one or more accounts managed by TIMCO are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by TIMCO to be equitable. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained for or disposed of by the Fund.
Purchase of Shares
Volume Discounts
	The schedule of sales charges on Class A shares described in the Prospectus applies to purchases made by any "purchaser," which is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for his or her own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and qualified employee benefit plans of employers who are "affiliated persons" of each other within the meaning of the 1940 Act; (e) tax-exempt organizations enumerated in Section 501(c)(3) or (13) of the Code; and (f) a trustee or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended) purchasing shares of the Fund for one or more trust estates or fiduciary accounts. Purchasers who wish to combine purchase orders to take advantage of volume discounts should contact a Smith Barney Financial Consultant.
Combined Right of Accumulation
Reduced sales charges, in accordance with the schedule in the Prospectus, apply to any purchase of Class A shares if the aggregate investment in Class A shares of the Fund and in Class A shares of other funds of the Smith Barney Mutual Funds that are offered with a sales charge, including the purchase being made, of any purchaser is $25,000 or more. The reduced sales charge is subject to confirmation of the shareholder's holdings through a check of appropriate records. The Fund reserves the right to terminate or amend the combined rights of accumulation at any time after written notice to shareholders. For further information regarding the right of accumulation, shareholders should contact a Smith Barney Financial Consultant.
Determination of Public Offering Price
	The Fund offers its shares to the public on a continuous basis. The public offering price for a Class A and Class Y share of the Fund is equal to the net asset value per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class B and Class C share (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000), is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A contingent deferred sales charge ("CDSC"), however, is imposed on certain redemptions of Class B and Class C shares, and of Class A shares when purchased in amounts equaling or exceeding $500,000. The method of computation of the public offering price is shown in the Fund's financial statements incorporated by reference in their entirety into this Statement of Additional Information.

Redemption of Shares

	The right of redemption may be suspended or the date of payment postponed
(a) for any period during which the NYSE is closed (other than for customary weekend or holiday closings), (b) when trading in markets the Fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for the protection of the Fund's shareholders.
Distributions in Kind
If the Board of Directors of the Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make a redemption payment wholly in cash, the Fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund's net assets by distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.
Automatic Cash Withdrawal Plan
An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares with a value of at least $10,000 ($5,000 for retirement plan accounts) and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $100 may be made under the Withdrawal Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. Any applicable CDSC will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences.
(With respect to Withdrawal Plans in effect prior to November 7, 1994 any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares at the time the Withdrawal
Plan commences.) To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments will reduce the shareholder's investment and ultimately may exhaust it. Withdrawal payments should not be considered as income from investment in the Fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the Fund at the same time that he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.
	Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with First Data as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the Fund. A shareholder who purchases shares directly through First Data may continue to do so and applications for participation in the Withdrawal Plan must be received by First Data no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact a Smith Barney Financial Consultant.

Distribution
	To compensate Smith Barney for the services it provides and for the expense it bears under the Distribution Agreement, the Fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. See Distribution" in the Prospectus. Under the Plan, the Fund pays Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the Fund's average daily net assets attributable to the Class A, Class B and Class C shares. In addition, the Fund pays Smith Barney a distribution fee with respect to Class B and Class C shares primarily intended to compensate Smith Barney for its initial expense of paying Financial Consultants a commission upon sales of those shares. The Class B and Class C distribution fee is calculated at the annual rate of 0.75% of the value of the Fund's average net assets attributable to the shares of the respective Class.
	Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Directors, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in the Distribution Agreement (the "Independent Directors"). The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all material amendments of the Plan also must be approved by the Directors and Independent Directors in the manner described above. The Plan may be terminated with respect to a Class of the Fund at any time, without penalty, by vote of a majority of the Independent Directors or by vote of a majority of the outstanding voting securities of the Class (as defined in the 1940 Act). Pursuant to the Plan, Smith Barney will provide the Fund's Board of Directors with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.
Valuation of Shares

	Each Class' net asset value per share is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the Fund in valuing its assets.
	Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued on the basis of the bid price at the close of business on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Fund's Board of Directors. Amortized cost involves valuing an instrument at its original cost to the Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the Fund will be valued at fair value as determined in good faith by the Fund's Board of Directors.

Exchange Privilege

Shareholders of any fund of the Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same class of other funds of the Smith Barney Mutual Funds, to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange, except that Class B shares of the Fund exchanged for Class B shares of another fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.

	Dealers other than Smith Barney must notify First Data of the investor's prior ownership of Class A shares of Smith Barney High Income Fund and the account number in order to accomplish an exchange of shares of Smith Barney
High Income Fund under paragraph B above.

	The exchange privilege enables shareholders to acquire shares of the same
Class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Smith Barney Financial Consultant.

	Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable CDSC, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

IRA AND OTHER PROTOTYPE RETIREMENT PLANS

	Copies of the following plans with custody or trust agreements have been approved by the Internal Revenue Service and are available from the Fund or Smith Barney; investors should consult with their own tax or retirement planning advisors prior to the establishment of a plan.

IRA, Rollover IRA and Simplified Employee Pension - IRA

	The Small Business Job Protection Act of 1996 changed the eligibility requirements for participants in Individual Retirement Accounts ("IRAs"). Under these new provisions, if you or your spouse have earned income, each of you may establish an IRA and make maximum annual contributions equal to the lesser of earned income or $2,000. As a result of this legislation, married couples where one spouse is non-working may now contribute a total of $4,000 annually to their IRAs.

	If you or your spouse is an active participant in an employer-sponsored retirement plan, a deduction for contributions to an IRA might still be allowed in full or in part, depending on your combined adjusted gross income. For married couples filing jointly, a full deduction for contributions to an IRA will be allowed where the couples' adjusted gross income is below $40,001 ($25,001 for an unmarried individual); a partial deduction will be allowed when adjusted gross income is between $40,001 - $50,000 ($25,001-$35,000 for an unmarried individual); and no deduction when adjusted gross income is $50,000 ($35,000 for an unmarried individual).

	A Rollover IRA is available to defer taxes on lump sum payments and other qualifying rollover amounts (no maximum) received from another retirement plan.

	An employer who has established a Simplified Employee Pension - IRA
("SEP-
IRA") on behalf of eligible employees may make a maximum annual contribution to each participant's account of 15% (up to $24,000) of each participant's compensation. Compensation is capped at $160,000 for 1997.

Performance Data

	From time to time, the Fund may quote total return of the Classes in advertisements or in reports and other communications to shareholders. The Fund may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include data from the following industry and financial publications: Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal. To the extent any advertisement or sales literature of the Fund describes the expenses or performance of Class A, Class B, Class C or Class Y, it will also disclose such information for the other Classes.

Average Annual Total Return

	"Average annual total return" figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:
			P(1 + T)n = ERV

	Where:	P	=	a hypothetical initial payment of $1,000.
		T 	=	average annual total return.
		n	= 	number of years.
		ERV	=	Ending Redeemable Value of a hypothetical $1,000
investment
made at the beginning of a 1-, 5-, or 10-year period at the
end of the 1-, 5-, or 10-year period (or fractional portion
thereof), assuming reinvestment of all dividends and
distributions.
	Average annual total return was as follows for the periods indicated:
20.56%	for the one-year period beginning on January 1, 1996 through
December
31, 1996;

11.64%	per annum during the five-year period beginning on January 1, 1992 through December 31, 1996; and
	since August 1, 1995 when TIMCO became investment adviser to the Fund through December 31, 1996 the Funds Aggregate Annual Total Return was 22.74%. Aggregate Total Return

	"Aggregate total return" figures represent the cumulative change in the value of an investment in the Class for the specified period and are computed by the following formula:

				ERV-P
AGGREGATE TOTAL RETURN =    P

	Where: 	P	= 	a hypothetical initial payment of $10,000.
ERV	=	Ending Redeemable Value of a hypothetical $10,000 investment made at the beginning of the 1-, 5-, or 10-year period at
the end of the 1-, 5-, or 10-year period (or fractional
portion thereof), assuming reinvestment of all dividends and distributions.
	Aggregate total return was as follows for the periods indicated:
20.56%	for the one-year period from January 1, 1996 through December 31,
1996.

73.42%	for the five-year period from January 1, 1992 through December
31,1996; and
	since August 1, 1995 when TIMCO became the Fund's investment adviser through December 31, 1996 the Fund's Aggregate Annual Total Return was 33.83%.
	Performance will vary from time to time depending upon market conditions, the composition of the Fund's portfolio, operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class' performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

	It is important to note that the total return figures set forth above are based on historical earnings and are not intended to indicate future performance.

Taxes

	The following is a summary of certain Federal income tax considerations that may affect the Fund and its shareholders. The summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisors as to the tax consequences of an investment in the Fund.
	The Fund has qualified and intends to continue to qualify each year as a regulated investment company under the Code. Provided that the Fund (a) is a regulated investment company and (b) distributes at least 90% of its net investment income (including, for this purpose, net realized short-term capital gains), the Fund will not be liable for Federal income taxes to the extent its net investment income and its net realized long- and short-term capital gains, if any, are distributed to its shareholders. Although the Fund expects to be relieved of all or substantially all Federal, state, and local income or franchise taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, that portion of the Fund's income which is treated as earned in any such state or locality could be subject to state and local taxes. Any such taxes paid by the Fund would reduce the amount of income and gains available for distribution to shareholders. All net investment income and net capital gains earned by the Fund will be reinvested automatically in additional shares of the same Class of the Fund at net asset value, unless the shareholder elects to receive dividends and distributions in cash.

	Gains or losses on the sales of securities by the Fund generally will be long-term capital gains or losses if the Fund has held the securities for more than one year. Gains or losses on the sales of securities held for not more than one year generally will be short-term capital gains or losses. If the Fund acquires a debt security at a substantial discount, a portion of any gain upon the sale or redemption will be taxed as ordinary income, rather than capital gain to the extent it reflects accrued market discount.

	Dividends of net investment income and distributions of net realized short-term capital gains will be taxable to shareholders as ordinary income for Federal income tax purposes, whether received in cash or reinvested in additional shares. Dividends received by corporate shareholders will qualify for the dividends-received deduction only to the extent that the Fund designates the amount distributed as a dividend and the amount so designated does not exceed the aggregate amount of dividends received by the Fund from domestic corporations for the taxable year. The Federal dividends-received deduction for corporate shareholders may be further reduced or disallowed if the shares with respect to which dividends are received are treated as debt financed or are deemed to have been held for less than 46 days.

	Distributions of long-term capital gains will be taxable to shareholders as such, whether paid in cash or reinvested in additional shares and regardless of the length of time that the shareholder has held his or her interest in the Fund. If a shareholder receives a distribution taxable as long-term capital gain with respect to his or her investment in the Fund and redeems or exchanges the shares before he or she has held them for more than six months, any loss on the redemption or exchange that is less than or equal to the amount of the distribution will be treated as a long-term capital loss.
	If a shareholder (a) incurs a sales charge in acquiring or redeeming shares of the Fund, (b) disposes of those shares within 90 days and (c) acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (i.e., exchange privilege), the original sales charge increases the shareholder's tax basis in the original shares only to the extent the otherwise applicable sales charge for the second acquisition is not reduced. The portion of the original sales charge that does not increase the shareholder's tax basis in the original shares would be treated as incurred with respect to the second acquisition and, as a general rule, would increase the shareholder's tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired or redeemed shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.
	Investors considering buying shares of the Fund on or just prior to a record date for a taxable dividend or capital gain distribution should be aware that, regardless of whether the price of the Fund shares to be purchased reflects the amount of the forthcoming dividend or distribution payment, any such payment will be a taxable dividend or distribution payment.
	If a shareholder fails to furnish a correct taxpayer identification number, fails to report dividend and interest income in full, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to such withholding, the shareholder may be subject to a 31% "backup withholding" tax with respect to (a) any taxable dividends and distributions and (b) any proceeds of any redemption of Fund shares. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a shareholder's regular Federal income tax liability.
	The foregoing is only a summary of certain tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

Additional Information

	The Fund, an open end management investment company, was incorporated on October 4 1989 in Maryland under the name The Inefficient-Market Fund Inc.
(the "Fund") as a non-diversified closed end company and converted to open-end diversified status on June 20, 1997 pursuant to shareholder approval on April 18, 1997 and Securities and Exchange Declaration of Effectiveness on June 20, 1997.
	PNC Bank is located at 17th Chestnut Street, Philadelphia, PA 19103, and serves as the custodian of the Fund. Under its agreement with the Fund, PNC
Bank holds the Fund's portfolio securities and keeps all necessary accounts and records. For its services, PNC Bank receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transaction charges. PNC Bank is authorized to establish separate accounts for foreign securities owned by the Fund to be held with foreign branches of other domestic banks as well as with certain foreign banks and securities depositories. The assets of the Fund are held under bank custodianship in compliance with the 1940 Act.
	First Data is located at Exchange Place, Boston, Massachusetts 02109, and serves as the Fund's transfer agent. Under the transfer agency agreement, First Data maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and distributes dividends and distributions payable by the Fund. For these services, First
Data receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month and is reimbursed for out-of-pocket expenses.

Financial Statements

	The Fund's Annual Report for the fiscal year ended December 31, 1996, (accession #91155-97-000137 filed on March 10, 1997) accompanies this Statement of Additional Information and is incorporated herein by reference in its entirety..




						Smith Barney
						Disciplined Small
						Cap Fund, Inc.



Statement of


Additional
Information























June 23, 1997

















Smith Barney
Disciplined Small Cap Fund, Inc.
388 Greenwich Street
New York, NY  10013
 ...................................Fund ........................
		SMITH BARNEY
								A Member of Travelers Group




PART C
OTHER INFORMATION
Item 24.
Financial Statements and Exhibits
(a) Financial Statements:
(b)  Exhibits:
Exhibit No.

Description of Exhibits


1
Registrant's
Articles Of
Incorporation


Filed herewith

2
Registrant's
By-Laws

Filed herewith

3
Not applicable

Not applicable

4
Registrant's
form of Stock
Certificate

Filed herewith

5
Form of
Investment
Advisory
Agreement
Filed herewith


6
Form of
Distribution
Agreement

Filed herewith

7.
 Not applicable
Not applicable


8.
Custodian
Agreement
Filed herewith


9(a)
Transfer Agency
Agreement

Filed herewith





(b)
Administration
Agreement

Filed herewith

10
Opinion of
Counsel
Filed herewith


11
Consent of
Independent
Accountants

Filed herewith

12
Inapplicable
Inapplicable


13
Not applicable
Not applicable


14
Not applicable
Not applicable


15
Services and
Distribution
plan pursuant
to Rule 12b-1
Filed herewith

16
Performance
Data
Incorporated by reference to the Fund's Registration Statement on Form N-1A EL filed on April 21, 1997


17
Financial Data
Schedule

Incorporated by reference to to the Fund's Registration Statement on Form N-1A EL filed on April 21, 1997


18
Form of Rule
18f-3
Filed herewith


Item 25.  	Persons Controlled by or Under Common Control with Registrant

The Registrant is not controlled directly or indirectly by any person. Information regarding the Registrant's institutional manager is set forth under the caption Management of the Fund" in the prospectus included in Part A of this Registration Statement on Form N-1A.
Item 26.  	Number of Holders of Securities
	 Not Applicable
Item 27. 	Indemnification

Reference is made to Article IX of Registrant's Articles of Incorporation for a complete statement of its terms.

Item 28.  	Business and other Connections of the Investment Advisers

Travelers Investment Management Company. (TIMCO") serves as the investment adviser for the Fund pursuant to a written agreement (the"Advisory Agreement"). TIMCO was incorporated on August 31, 1967 under the laws of the State of Connecticut. TIMCO is a wholly owned subsidiary of Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Travelers Group Inc. TIMCO is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act") since 1971 and has, through its predecessors, been in the investment counseling business since 1967. The list required by this Item 28 of officers and directors of TIMCO together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBA pursuant to the Advisers Act (SEC File No.801-07212).


Item 29.  	Principal Underwriter

(a) Smith Barney Inc., ("Smith Barney") currently acts as distributor for Smith Barney Money Funds, Inc.; Smith Barney Municipal Money Market Fund, Inc.; Smith Barney Muni Funds; Smith Barney Funds, Inc.; Smith Barney Variable Account Funds; Smith Barney Oregon Municipals Fund, Smith Barney Global Opportunities Fund, Smith Barney Adjustable Rate Government Income Fund; Smith Barney Equity Funds; Smith Barney Income Funds; Smith Barney Massachusetts Municipals Fund; Smith Barney Arizona Municipals Fund Inc.; Smith Barney Investment Trust; Smith Barney Aggressive Growth Fund Inc.; Smith Barney Appreciation Fund Inc.; Smith Barney California Municipals Fund Inc.; Smith Barney Fundamental Value Fund Inc.; Smith Barney Managed Governments Fund Inc.; Smith Barney Tax Free Money Fund, Inc.Smith Barney Managed Municipals Fund Inc.; Smith Barney New Jersey Municipals Fund Inc.; Smith Barney World Funds Inc.; Smith Barney Natural Resources Fund Inc.; Smith Barney Investment Funds Inc.; Smith Barney Telecommunications Trust; Smith Barney Principal Return Fund Smith Barney Series Fund Consulting Group Capital Markets Funds, Smith Barney U.S. Dollar Reserve Fund (Cayman), Worldwide Special Fund, N.V., Worldwide Securities Limited, (Bermuda), Smith Barney International Fund (Luxembourg ), Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Concert Allocation Series Inc. and various series of unit investment trusts.
Smith Barney, is a wholly owned subsidiary of Smith Barney Holdings Inc. (formerly known as Smith Barney Shearson Holdings Inc.), which in turn is a wholly owned subsidiary of Travelers Group Inc.(formerly known as Primerica Corporation) ("Travelers"). On June 1, 1994, Smith Barney changed its name from Smith Barney Shearson Inc. to its current name.
 (b) The information required by this Item 29 with respect to each director and officer of Smith Barney is incorporated by reference to Schedule A of Form BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177)
(c) Not applicable.
Item 30.  	Location of Accounts and Records

All accounts, books and other documents of Registrant are maintained at the offices of:
(1)	TIMCO
	One Tower Square
	Hartford, Connecticut  06183
	(Records relating to its function as Registrant's investment adviser)
(2)	PNC Bank, National Association
17th and Chestnut Streets
Philadelphia, Pennsylvania 19103
(Records relating to its function as Registrant's custodian)
(3)	First Data Investor Services Group, Inc.
Exchange Place
Boston, Massachusetts 02109
(Records relating to its function as Registrant's transfer agent)

Item 31.  	Management Services

	Not applicable.
Item 32. 	Undertakings
(a) 	Registrant undertakes to call a meeting of its shareholders for the purpose of voting upon the question of removal of a director or directors of Registrant when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and, in connection with the meeting, to comply with the provisions of Section 16(c) of the 1940 Act relating to communications with the shareholders of certain.
(b) 	Registrant undertakes to file a post-effective amendment, with respect to the Funds, containing reasonably current financial statements that need not be certified, within four to six months from the effective date of this Registration Statement.



SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Smith Barney Disciplined Small Cap Fund, Inc., has duly caused this
Pre-effective Amendment No.1 to theRegistration
Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, the State of New York on the 16th day of June, 1997.


				SMITH BARNEY DISCIPLINED SMALL CAP FUND, INC.

				By:___________________________________

				                 /s/  Heath B. McLendon
				      Chief Executive Officer

	KNOW ALL MEN BY THESE PRESENTS, that each person whose signature appears below constitutes and appoints Heath B. McLendon, Christina T. Sydor and
Robert M. Nelson, and each and any one of them, his true and lawful attorneys-in-fact and agents, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign any or all amendments (including post-effective amendments) to this Registration Statement, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange
Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

	As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature
Title
Date






 Heath B.  McLendon*
 Heath B.  McLendon
Chairman of the Board
(Chief Executive Officer)
6/16/97


/s/ Jessica Bibliowicz *
 Jessica Bibliowicz
President and Director
6/16/97


/s/Lewis E. Daidone*
Lewis E. Daidone
Senior Vice President and Treasurer
Principal Financial and Account Officer

/s/ Bruce D. Sargent*
 Bruce D. Sargent
Director
6/16/97

/s/Joseph H. Fleiss*
 Joseph H. Fleiss
Director
6/16/97

/s/ Donald R. Foley*
Donal R. Foley
Director
6/16/97

/s/ Dr. Paul Hardin*
Dr. Paul Hardin
Director
6/16/97

/s/ Francis P. Martin, M.D.*
Francis P. Martin, M.D.
Director
6/16/97

/s/ Roderick C. Rasmussen*
Roderick C. Rasmussen
Director
6/16/97


/s/ John P. Toolan*
John P. Tool
Director
6/16/97

*By : /s/ Robert M. Nelson
	Robert M. Nelson
	Attorney-in-Fact

SMALLCAP.DOC.12

Page 1 of  ___ Pages
Exhibit Index at Page ___

SMITH BARNEY DISCIPLINED SMALL CAP FUND, INC.
FORM N-1A
CROSS REFERENCE SHEET
PURSUANT TO RULE 495(a)